Shareholder Report, Line Graph (Details) - USD ($)							3 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended		12 Months Ended			15 Months Ended	18 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended		24 Months Ended		27 Months Ended	30 Months Ended	32 Months Ended	34 Months Ended		36 Months Ended	44 Months Ended	46 Months Ended		48 Months Ended	56 Months Ended	58 Months Ended		60 Months Ended	68 Months Ended	70 Months Ended		72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2023	Dec. 28, 2023	Oct. 30, 2020	Aug. 31, 2020	Sep. 05, 2017	Jun. 30, 2016	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2021	Sep. 30, 2024	Jun. 30, 2021	Jun. 30, 2018	Jun. 30, 2026	Dec. 31, 2024	Jun. 30, 2017	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2022	Sep. 30, 2025	Jun. 30, 2022	Jun. 30, 2019	Dec. 31, 2025	Jun. 30, 2018	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026
C000192548
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst Buffered Shield Fund
Accumulated Value						$ 10,000									$ 11,096								$ 12,110						$ 12,729				$ 13,177				$ 15,642				$ 13,789		$ 14,423		$ 16,358		$ 18,068	$ 20,083
C000192549
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst Buffered Shield Fund
Accumulated Value					$ 10,000							$ 10,707									$ 11,172							$ 11,470				$ 13,519				$ 11,827				$ 12,277		$ 13,832		$ 15,150		$ 16,716
C000192550
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst Buffered Shield Fund
Accumulated Value						10,000									11,126								12,179						12,833				13,314				15,839				13,998		14,674		16,703		18,485	20,598
C000111983
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst Nasdaq-100 Hedged Equity Fund
Accumulated Value						10,000									11,369								12,038						12,825				12,744				14,870				12,189		14,334		16,352		18,019	21,803
C000111984
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst Nasdaq-100 Hedged Equity Fund
Accumulated Value						10,000									11,255								11,840						12,508				12,337				14,284				11,630		13,569		15,363		16,798	20,190
C000142554
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst Nasdaq-100 Hedged Equity Fund
Accumulated Value						10,000									11,386								12,083						12,896				12,859				15,033				12,369		14,572		16,661		18,411	22,340
C000143112
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst Systematic Alpha Fund
Accumulated Value						10,000									9,623								9,043						9,258				9,768				13,598				13,193		17,632		19,410		15,151	17,357
C000143113
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst Systematic Alpha Fund
Accumulated Value						10,000									9,548								8,901						9,034				9,465				13,087				12,580		16,696		18,247		14,146	16,072
C000143114
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst Systematic Alpha Fund
Accumulated Value						10,000									9,649								9,095						9,324				9,865				13,771				13,375		17,916		19,781		15,490	17,779
C000246757
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst/Aspect Enhanced Multi-Asset Fund
Accumulated Value	$ 9,425	$ 9,425					$ 11,112	$ 10,961		$ 10,858				$ 10,540		$ 9,912	$ 9,750		$ 10,702			$ 11,315		$ 11,282	$ 12,280
C000246758
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst/Aspect Enhanced Multi-Asset Fund
Accumulated Value	10,000	10,000						11,590						11,094			10,224					11,821			12,794
C000246756
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst/Aspect Enhanced Multi-Asset Fund
Accumulated Value	10,000	10,000						11,640						11,208			10,381					12,065			13,111
C000220411
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst/Millburn Hedge Strategy Fund
Accumulated Value			$ 10,000						$ 13,393									$ 13,567								$ 13,810				$ 15,797				$ 15,620				$ 18,626
C000163769
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst/Millburn Hedge Strategy Fund
Accumulated Value						10,000									10,652								11,492						12,196				11,040				15,064				15,371		15,763		18,168		18,099	21,744
C000163770
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst/Millburn Hedge Strategy Fund
Accumulated Value						10,000									10,577								11,320						11,923				10,714				14,508				14,696		14,955		17,109		16,914	20,168
C000163771
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst/Millburn Hedge Strategy Fund
Accumulated Value						10,000									10,683								11,548						12,289				11,152				15,254				15,606		16,039		18,534		18,509	22,294
C000130114
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst Systematic High Income Fund
Accumulated Value						10,000									8,361								7,837						7,633				7,400				7,749				8,468		8,716		9,014		9,363	10,056
C000130115
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst Systematic High Income Fund
Accumulated Value						10,000									8,298								7,712						7,453				7,175				7,463				8,089		8,268		8,487		8,753	9,332
C000130116
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst Systematic High Income Fund
Accumulated Value						10,000									8,383								7,873						7,690				7,468				7,844				8,595		8,872		9,202		9,585	10,317
C000250339
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst/Welton Advantage Multi-Strategy Fund
Accumulated Value				$ 9,425							$ 13,174									$ 15,172							$ 15,344				$ 17,121				$ 15,699				$ 15,251
C000250340
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst/Welton Advantage Multi-Strategy Fund
Accumulated Value				10,000							13,894									15,882							15,942				17,670				16,197				15,620
C000250341
Account Value [Line Items]
Line Graph and Table Measure Name													Catalyst/Welton Advantage Multi-Strategy Fund
Accumulated Value				10,000							14,006									16,170							16,394				18,338				16,857				16,412
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000									11,790								13,484						14,889				16,006				22,536				20,144		24,091		30,006		34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					$ 10,000							$ 11,235									$ 12,405							$ 13,336				$ 18,777				$ 16,783				$ 20,072		$ 25,001		$ 28,792		$ 35,219
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000									11,790								13,484						14,889				16,006				22,536				20,144		24,091		30,006		34,556	42,271
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name													Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000									12,939								16,304						17,961				24,028				34,685				27,617		36,767		48,080		55,823	75,018
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name													Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000									12,939								16,304						17,961				24,028				34,685				27,617		36,767		48,080		55,823	75,018
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name													Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000									12,939								16,304						17,961				24,028				34,685				27,617		36,767		48,080		55,823	75,018
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000									11,790								13,484						14,889				16,006				22,536				20,144		24,091		30,006		34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000									11,790								13,484						14,889				16,006				22,536				20,144		24,091		30,006		34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000									11,790								13,484						14,889				16,006				22,536				20,144		24,091		30,006		34,556	42,271
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value	10,005	10,000					10,135	10,270		10,411				10,534		10,642	10,754		10,870			10,977		11,071	11,170
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	9,972	10,000						11,497						12,467			13,241					14,696			16,197
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	9,972	10,000						11,497						12,467			13,241					14,696			16,197
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value			10,000						10,005									10,021								10,384				10,949				11,464				11,908
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000									11,790								13,484						14,889				16,006				22,536				20,144		24,091		30,006		34,556	42,271
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value						10,000									10,049								10,186						10,421				10,591				10,601				10,619		11,003		11,601		12,148	12,618
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000									11,790								13,484						14,889				16,006				22,536				20,144		24,091		30,006		34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000									11,790								13,484						14,889				16,006				22,536				20,144		24,091		30,006		34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000									11,790								13,484						14,889				16,006				22,536				20,144		24,091		30,006		34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000									11,790								13,484						14,889				16,006				22,536				20,144		24,091		30,006		34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000							12,434									11,114							13,292				16,556				19,066				23,323
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000							12,434									11,114							13,292				16,556				19,066				23,323
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				$ 10,000							$ 12,434									$ 11,114							$ 13,292				$ 16,556				$ 19,066				$ 23,323
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000									11,790								13,484						14,889				16,006				22,536				20,144		24,091		30,006		34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000									11,790								13,484						14,889				16,006				22,536				20,144		24,091		30,006		34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000									11,790								13,484						14,889				16,006				22,536				20,144		24,091		30,006		34,556	42,271
BNP Paribas Catalyst Systematic Alpha Index III
Account Value [Line Items]
Line Graph and Table Measure Name													BNP Paribas Catalyst Systematic Alpha Index III
Accumulated Value						10,000									11,279								13,743						15,838				21,934				27,473				29,444		38,151		44,144		39,509	41,999
BNP Paribas Catalyst Systematic Alpha Index III
Account Value [Line Items]
Line Graph and Table Measure Name													BNP Paribas Catalyst Systematic Alpha Index III
Accumulated Value						10,000									11,279								13,743						15,838				21,934				27,473				29,444		38,151		44,144		39,509	41,999
BNP Paribas Catalyst Systematic Alpha Index III
Account Value [Line Items]
Line Graph and Table Measure Name													BNP Paribas Catalyst Systematic Alpha Index III
Accumulated Value						10,000									11,279								13,743						15,838				21,934				27,473				29,444		38,151		44,144		39,509	41,999
60% S&P 500® Index/40% Bloomberg US Aggregate Bond
Account Value [Line Items]
Accumulated Value	9,983	10,000					10,576	10,851		11,460				11,485		11,318	12,112		12,798			13,058		12,716	13,900
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	9,972	10,000					$ 11,025	11,497		$ 12,174				12,467		$ 11,935	13,241		$ 14,316			14,696		$ 14,059	16,197
60% S&P 500® Index/40% Bloomberg US Aggregate Bond
Account Value [Line Items]
Accumulated Value	9,983	10,000						10,851						11,485			12,112					13,058			13,900
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value	10,005	10,000						10,270						10,534			10,754					10,977			11,170
60% S&P 500® Index/40% Bloomberg US Aggregate Bond
Account Value [Line Items]
Accumulated Value	9,983	10,000						10,851						11,485			12,112					13,058			13,900
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value	$ 10,005	$ 10,000						$ 10,270						$ 10,534			$ 10,754					$ 10,977			$ 11,170
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Index
Accumulated Value			10,000						13,200									11,121								12,960				15,471				17,972				22,226
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000						$ 13,278									$ 11,869								$ 14,194				$ 17,680				$ 20,361				$ 24,906
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Index
Accumulated Value						10,000									11,879								13,153						13,908				14,202				19,778				16,663		19,417		23,179		26,927	33,301
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value						10,000									10,049								10,186						10,421				10,591				10,601				10,619		11,003		11,601		12,148	12,618
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000									11,790								13,484						14,889				16,006				22,536				20,144		24,091		30,006		34,556	42,271
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Index
Accumulated Value						10,000									11,879								13,153						13,908				14,202				19,778				16,663		19,417		23,179		26,927	33,301
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value						10,000									10,049								10,186						10,421				10,591				10,601				10,619		11,003		11,601		12,148	12,618
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Index
Accumulated Value						$ 10,000									$ 11,879								$ 13,153						$ 13,908				$ 14,202				$ 19,778				$ 16,663		$ 19,417		$ 23,179		$ 26,927	$ 33,301